Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Related Party [Abstract]
Disclosure of transactions between related parties [text block]	Total management salaries and directors' fees incurred for the years ended December 31, 2025, 2024 and 2023 are as follows:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Management salaries	2,458	2,288	1,332
Directors' fees	198	209	332
Share-based compensation	2,002	1,713	1,701
	4,658	4,210	3,365